Schedule of Investments (unaudited) January 31, 2021	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Singapore Technologies Engineering Ltd.	20,500	$57,156

Air Freight & Logistics — 1.3%
Deutsche Post AG, Registered Shares	772	38,133
Kerry Logistics Network Ltd.	9,500	20,260
Royal Mail PLC(a)	515	2,845
SG Holdings Co. Ltd.	300	7,690
Singapore Post Ltd.	128,600	66,599

		135,527

Auto Components — 1.8%
Bridgestone Corp.	4,000	149,030
Sumitomo Rubber Industries Ltd.	3,000	27,609

		176,639

Banks — 3.6%
Bank Hapoalim BM(a)	21,104	148,512
Bank Leumi Le-Israel BM	7,505	46,248
BOC Hong Kong Holdings Ltd.	46,500	138,663
First International Bank Of Israel Ltd.	91	2,376
Japan Post Bank Co. Ltd.	3,800	32,859

		368,658

Beverages — 0.9%
Suntory Beverage & Food Ltd.	2,500	87,331

Biotechnology — 1.1%
CSL Ltd.	557	115,478

Capital Markets — 0.6%
Amundi SA(a)(b)	109	8,112
ASX Ltd.	906	49,506
Euronext NV(b)	2	215

		57,833

Chemicals — 6.8%
Air Liquide SA	864	141,305
Akzo Nobel NV	182	18,527
Chr Hansen Holding A/S(a)	1,250	113,086
Givaudan SA, Registered Shares	37	149,065
Kansai Paint Co. Ltd.	600	17,661
Lintec Corp.	1,000	22,650
Novozymes A/S, B Shares	2,580	154,848
Sika AG, Registered Shares	278	75,647

		692,789

Commercial Services & Supplies — 0.0%
Kokuyo Co. Ltd.	300	3,905

Distributors — 0.1%
Jardine Cycle & Carriage Ltd.	800	12,936

Diversified Consumer Services — 0.8%
Benesse Holdings, Inc.	4,300	83,003

Diversified Financial Services — 0.0%
Mitsubishi UFJ Lease & Finance Co. Ltd.	700	3,425

Diversified Telecommunication Services — 6.9%
HKT Trust & HKT Ltd., Class SS	22,000	28,956
Nippon Telegraph & Telephone Corp.	6,000	149,963
Orange SA	3,410	40,021
Singapore Telecommunications Ltd.	85,100	150,759
Swisscom AG, Registered Shares	278	151,309

Security	Shares	Value

Diversified Telecommunication Services (continued)
Telefonica Deutschland Holding AG	8,495	$23,280
Telenor ASA	9,163	151,156

		695,444

Electric Utilities — 2.3%
CLP Holdings Ltd.	5,000	46,923
Enel SpA	3,298	32,710
Orsted A/S(b)	829	157,449

		237,082

Electrical Equipment — 1.7%
Legrand SA	1,620	148,857
Vestas Wind Systems A/S	113	24,263

		173,120

Electronic Equipment, Instruments & Components — 0.1%
Murata Manufacturing Co. Ltd.	100	9,605

Entertainment — 0.6%
Nintendo Co. Ltd.	100	57,564

Equity Real Estate Investment Trusts (REITs) — 1.7%
Champion REIT	4,000	2,295
Cofinimmo SA	18	2,691
Goodman Group	304	4,091
Link REIT	3,500	30,364
Segro PLC	218	2,837
Warehouses De Pauw CVA	3,625	130,157

		172,435

Food & Staples Retailing — 6.2%
Axfood AB	2,728	65,561
J Sainsbury PLC	45,583	152,234
Koninklijke Ahold Delhaize NV	5,339	153,253
Olam International Ltd.	9,900	11,819
Welcia Holdings Co. Ltd.	2,800	94,860
Wm Morrison Supermarkets PLC	56,245	137,935
Yaoko Co. Ltd.	200	13,118

		628,780

Food Products — 6.4%
Danone SA	2,306	153,346
Morinaga & Co. Ltd/Japan	1,400	55,697
Nestle SA, Registered Shares	1,354	151,779
Orkla ASA	9,715	94,436
Strauss Group Ltd.	1,427	40,685
Toyo Suisan Kaisha Ltd.	400	19,686
Vitasoy International Holdings Ltd.	8,000	34,816
Yakult Honsha Co. Ltd.	1,900	97,046

		647,491

Gas Utilities — 4.4%
Italgas SpA	24,799	148,736
Naturgy Energy Group SA	5,846	151,030
Tokyo Gas Co. Ltd.	6,700	146,815

		446,581

Health Care Equipment & Supplies — 1.5%
Coloplast A/S, Class B	1,028	153,447

Health Care Providers & Services — 1.5%
Galenica AG(b)	1,891	124,910
H.U. Group Holdings, Inc.	100	2,974
Medipal Holdings Corp.	900	18,427

		146,311

Household Durables — 1.1%
Rinnai Corp.	1,100	114,893

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Defensive Advantage International Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 1.6%
Henkel AG & Co. KGaA	395	$36,935
Unicharm Corp.	2,800	125,578

		162,513

Insurance — 2.5%
Medibank Pvt Ltd.	68,273	151,654
NN Group NV	1,564	65,143
Swiss Re AG	414	36,499

		253,296

Leisure Products — 1.4%
Shimano, Inc.	600	140,684

Life Sciences Tools & Services(a) — 0.3%
Lonza Group AG, Registered Shares	21	13,413
QIAGEN NV	307	16,642

		30,055

Machinery — 3.7%
Knorr-Bremse AG	1,182	156,610
Kone OYJ, Class B	1,971	155,009
SMC Corp.	100	60,516

		372,135

Marine — 1.6%
AP Moeller - Maersk A/S, Class A	4	7,545
Kuehne + Nagel International AG, Registered Shares	683	155,420

		162,965

Media — 0.1%
Eutelsat Communications SA	509	6,062

Multi-line Retail — 1.4%
Seria Co. Ltd.	4,100	142,766

Multi-Utilities — 3.0%
E.ON SE	14,661	155,092
National Grid PLC	13,128	152,491

		307,583

Personal Products — 3.0%
Beiersdorf AG	1,422	155,219
Kao Corp.	2,000	145,113

		300,332

Pharmaceuticals — 9.6%
Astellas Pharma, Inc.	9,400	152,581
AstraZeneca PLC	1,482	151,180
GlaxoSmithKline PLC	537	9,973
Ipsen SA	663	57,841
Merck KGaA	309	51,501
Nippon Shinyaku Co. Ltd.	1,000	73,619
Novartis AG, Registered Shares	1,632	147,770
Novo Nordisk A/S, Class B	2,220	154,663
Ono Pharmaceutical Co. Ltd.	600	17,909
Roche Holding AG	439	151,504
Takeda Pharmaceutical Co. Ltd.	200	7,034

		975,575

Professional Services — 0.7%
SGS SA, Registered Shares	23	69,759

Real Estate Management & Development — 1.6%
Kerry Properties Ltd.	57,000	147,524
Swire Properties Ltd.	5,200	15,073

		162,597

Security	Shares	Value

Road & Rail — 1.6%
MTR Corp. Ltd.	27,000	$156,689

Software — 0.4%
Technology One Ltd.	6,586	43,251

Specialty Retail — 2.9%
Dunelm Group PLC(a)	418	6,590
Fast Retailing Co. Ltd.	100	85,952
GrandVision NV(a)(b)	357	10,614
Industria de Diseno Textil SA	3,082	91,407
Kingfisher PLC(a)	25,635	97,316

		291,879

Technology Hardware, Storage & Peripherals — 2.9%
Canon, Inc.	6,600	146,002
FUJIFILM Holdings Corp.	2,600	148,933

		294,935

Textiles, Apparel & Luxury Goods — 1.8%
Cie Financiere Richemont SA, Class A, Registered Shares	264	24,521
Hermes International	150	153,051

		177,572

Tobacco — 2.8%
Japan Tobacco, Inc.	7,800	154,941
Swedish Match AB	1,685	129,935

		284,876

Transportation Infrastructure — 0.7%
Kamigumi Co. Ltd.	3,700	65,272

Wireless Telecommunication Services — 2.9%
Hutchison Telecommunications Hong Kong Holdings Ltd.	32,000	5,068
KDDI Corp.	5,000	146,964
Softbank Corp.	5,700	74,878
StarHub Ltd.	1,200	1,153
Tele2 AB, B Shares	4,822	66,547

		294,610

Total Long-Term Investments — 98.5% (Cost: $9,923,771)		9,972,839

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(c)(d)	97,840	97,840

Total Short-Term Securities — 1.0% (Cost: $97,840)		97,840

Total Investments — 99.5% (Cost: $10,021,611)		10,070,679

Other Assets Less Liabilities — 0.5%		54,537

Net Assets — 100.0%		$10,125,216

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Defensive Advantage International Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/22/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$—		$97,840	(b)	$—	$—	$—	$97,840	97,840	$9	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	1	03/19/21	$106	$(112)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$—	$57,156	$—	$57,156
Air Freight & Logistics	—	135,527	—	135,527
Auto Components	—	176,639	—	176,639

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Defensive Advantage International Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Banks	$—	$368,658	$—	$368,658
Beverages	—	87,331	—	87,331
Biotechnology	—	115,478	—	115,478
Capital Markets	—	57,833	—	57,833
Chemicals	—	692,789	—	692,789
Commercial Services & Supplies	—	3,905	—	3,905
Distributors	—	12,936	—	12,936
Diversified Consumer Services	—	83,003	—	83,003
Diversified Financial Services	—	3,425	—	3,425
Diversified Telecommunication Services	—	695,444	—	695,444
Electric Utilities	—	237,082	—	237,082
Electrical Equipment	—	173,120	—	173,120
Electronic Equipment, Instruments & Components	—	9,605	—	9,605
Entertainment	—	57,564	—	57,564
Equity Real Estate Investment Trusts (REITs)	—	172,435	—	172,435
Food & Staples Retailing	—	628,780	—	628,780
Food Products	—	647,491	—	647,491
Gas Utilities	—	446,581	—	446,581
Health Care Equipment & Supplies	—	153,447	—	153,447
Health Care Providers & Services	—	146,311	—	146,311
Household Durables	—	114,893	—	114,893
Household Products	—	162,513	—	162,513
Insurance	—	253,296	—	253,296
Leisure Products	—	140,684	—	140,684
Life Sciences Tools & Services	16,642	13,413	—	30,055
Machinery	156,610	215,525	—	372,135
Marine	—	162,965	—	162,965
Media	—	6,062	—	6,062
Multi-line Retail	—	142,766	—	142,766
Multi-Utilities	—	307,583	—	307,583
Personal Products	—	300,332	—	300,332
Pharmaceuticals	—	975,575	—	975,575
Professional Services	—	69,759	—	69,759
Real Estate Management & Development	—	162,597	—	162,597
Road & Rail	—	156,689	—	156,689
Software	—	43,251	—	43,251
Specialty Retail	10,614	281,265	—	291,879
Technology Hardware, Storage & Peripherals	—	294,935	—	294,935
Textiles, Apparel & Luxury Goods	—	177,572	—	177,572
Tobacco	—	284,876	—	284,876
Transportation Infrastructure	—	65,272	—	65,272
Wireless Telecommunication Services	—	294,610	—	294,610
Short-Term Securities
Money Market Funds	97,840	—	—	97,840

	$281,706	$9,788,973	$—	$10,070,679

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(112)	$—	$—	$(112)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CVA	Certificaten Van Aandelen (Dutch Certificate)

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

4